RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
We transact business with the following related parties, consisting of companies in which Hemen and companies associated with Hemen have a significant interest: Frontline Ltd and its subsidiaries (referred to as "Frontline"), SFL and Seatankers Management Co. Ltd and companies affiliated with it (referred to as "Seatankers"). We may also transact business with our associated companies.

SFL
In April 2015, we agreed to a sale and leaseback transaction with SFL for eight Capesize vessels. These vessels were sold en-bloc for an aggregate price of $272.0 million. The vessels were delivered to SFL in the third quarter of 2015 and were time chartered-in by one of our subsidiaries for a period of ten years. We have a purchase option of $112 million en-bloc after ten years and, if such option is not exercised, SFL will have the option to extend the charters by three years at $14,900 per day. Refer to Note 11, "Operating Leases", and Note 19, "Finance Leases", for additional information related to these contracts.

For the first half of 2021 we were the commercial manager for eight (full 2020: 9) dry bulk and 16 (full 2020: 16) container vessels owned and operated by SFL. The agreement was terminated in July 2021 and we are no longer the commercial manager for SFL vessels as of 31.12.2021. Pursuant to the management agreements, we received $125 per day per vessel for managing four of the eight dry bulk vessels, $75 per day per vessel for managing three of the eight dry bulk vessels and $37.5 per day per vessel for managing the remaining one dry bulk vessels (2020: $125 per day for four, $75 per day for three and $37.5 per day for the remaining two, 2019: $125 per day for seven and $75 per day for seven) and $75 per day per vessel for managing the 16 container vessels (2020: $75 per day per vessel for managing the 16 container vessels, 2019: $75 per day per vessel for managing the 14 container vessels).

Seatankers
We are the commercial manager of 12 (2020: 25) dry bulk vessel owned and operated by Seatankers. Number of vessels on commercial management reduced in 2021 due to Vessel Acquisitions, whereas some of acquired vessels were previously managed by us. Pursuant to the management agreements, we receive $125 (2020: $125, 2019: $125) per day per vessel for managing the dry bulk vessels. From time to time we may also charter in dry bulk vessel owned by Seatankers on short-term time charters.

Capesize Chartering
In February 2015, Capesize Chartering Ltd ("CCL"), a joint venture company was incorporated and in January 2016, the joint venture partners, Golden Ocean, Bocimar International NV, C Transport Holding Ltd and Star Bulk Carriers Corp, entered into a revenue sharing agreement. The purpose of the joint venture was to combine and coordinate the chartering services of all the parties for their participating Capesize dry bulk vessels and ultimately achieve improved scheduling ability and enhance economic efficiencies. Each CCL participating vessel owner continued to be responsible for the operating, accounting and technical management of its respective vessels. In August 2021 we announced termination of our relationship with CCL. With Vessel Acquisition in 2021, we gained the critical mass to achieve the benefits of scale outside of the joint venture and during the fourth quarter of 2021, the last of the Company’s vessels trading in the CCL pool were redelivered. During 2021, 34 of our Capesize and Newcastlemax vessels that traded in the CCL pool contributed with an average of 256 days per vessel.

United Freight Carriers
United Freight Carriers LLC (''UFC''), is a dry cargo vessel operator and logistics service provider that primarily focuses its activity around smaller bulk carriers with deadweight of up to 50,000 tonnes.

SwissMarine
With reference to Note 21, "Equity Method Investments", in 2019 we made an equity investment in SwissMarine, a dry bulk freight operator of which we have determined to have significant influence. In 2019, we provided SwissMarine with a $10.7 million subordinated shareholder loan, non-amortizing, with a five-year term. The loan bears interests equivalent to the 12-month LIBOR plus a margin of 2%. In May 2020, the subordinated shareholder loan was partially repaid by SwissMarine. Total repayment amounted to $5.7 million, which included principal loan amount of $5.35 million and interest of $0.3 million. Outstanding balance of the shareholder loan from SwissMarine after repayment amounts to $5.35 million.

In addition, we have entered into several time charter agreements with SwissMarine and total time charter revenues from SwissMarine amounted to $13.3 million in the year ended December 31, 2021 (December 31, 2020: $19.5 million).

TFG Marine
With reference to Note 21, "Equity Method Investments", in 2020 we made an equity investment in TFG Marine, in which we have determined to have significant influence. We provided a shareholder loan of $1.0 million to TFG Marine. The loan has a five-year term and bears interest of LIBOR plus a margin of 7%. We also entered into a bunker supply arrangement with TFG Marine, under which we have paid $174.3 million to TFG Marine in relation to bunker procurement in 2021 (2020: $67.5 million) and $6.6 million remains due as of December 31, 2021 (December 31, 2020: $2.4 million). Upon purchase, bunkers were recorded as assets on the Consolidated Balance Sheet and, once consumed during voyage charter, were expensed using first-in, first-out basis. Practically it is not possible to accurately split out P&L related party voyage expense, and a such we have not summarized voyage expenses charged by related party in the table below.

We also issued a $20.0 million guarantee in respect of the performance of our subsidiaries under a bunker supply arrangement with the joint venture. As of December 31, 2021, there are no exposures under this guarantee. In addition, should TFG Marine be required to provide a parent company guarantee to its bunker suppliers or finance providers then for any guarantee that is provided by Trafigura and becomes payable, we shall pay an amount equal to our equity proportion of that amount payable. The maximum liability under this guarantee is $4.0 million. There are no amounts payable under this guarantee as of December 31, 2021.

Management Agreements
Technical Supervision Services
We receive technical supervision services from Frontline Management. Pursuant to the terms of the agreement, Frontline Management receives an annual management fee of $27,375 per vessel (2020: $27,529 per vessel). This fee is subject to annual review.

Ship Management
The Ship management of our vessels is provided by external ship managers. Seateam Management Pte. Ltd. ("Seateam"), which provides ship management services to us, was a related party up to October 2020 when we sold our 22.19% ownership interest.
Other Management Services
We aim to operate efficiently through utilizing Frontline or other companies with the same main shareholder and these costs are allocated based on a cost plus mark-up model. We receive services in relation to sales and purchase activities, bunker procurement and administrative services in relation to the corporate headquarter. We may also provide certain financial management services to companies with the same main shareholder.

Acquisition of vessels from affiliates of Hemen

In connection with the Vessel Acquisitions in February 2021, we drew down an aggregate of $413.6 million in debt under loan agreement with Sterna Finance Ltd. The loan had an 18-month tenor, bears an interest rate of LIBOR plus a margin of 2.35% in the first year, LIBOR plus a margin of 4.7% from 13th to 18th month and shall be repaid in accordance with a 17-year linear repayment profile. $63.0 million was drawn in cash for the three acquired newbuildings, and was used for payment of a final installments to the shipyards. $350.6 million related to 15 acquired vessels was drawn non-cash. The loan was fully refinanced in 2021.

A summary of net amounts charged by related parties in 2021, 2020 and 2019 is as follows:

(in thousands of $)	2021	2020	2019
Frontline	4,171	3,216	3,402
SFL	42,911	38,459	37,069
Seateam	—	2,552	3,636
Seatankers	27,978	31,955	8,708
CCL	2,028	23	1,154
	77,088	76,205	53,969

Net amounts charged by related parties comprise general management and commercial management fees, charter hire, settlement with CCL, interest costs and technical supervision fees.
A summary of net amounts charged to related parties in 2021, 2020 and 2019 is as follows:

(in thousands of $)	2021	2020	2019
Frontline	52	—	—
SFL	468	957	894
Seatankers	817	954	665
Northern Drilling	38	50	50
SwissMarine	13,281	19,528	—
CCL	—	2,965	—
	14,656	24,454	1,609

Net amounts charged to related parties mainly comprise commercial management and general management fees and settlement with CCL.

A summary of related parties income (expense) amounts included into Consolidated Statements of Operations is as follows:

(in thousands of $)	2021	2020	2019
Time charter revenues	13,281	19,528	—
Other revenues	1,375	1,961	1,609
Other operating income (expenses)	(2,008)	2,965	(1,154)
Ship operating expenses	(9,313)	(11,574)	(5,758)
Charter hire expenses[1]	(60,885)	(63,468)	(45,777)
Administrative expenses	(1,487)	(1,163)	(1,280)
Interest on credit facilities	(3,395)	—	—
	(62,432)	(51,751)	(52,360)

(1) Including charter hire expenses for SFL leases which is subsequently credited to Depreciation and Interest expense
A summary of balances due from related parties as of December 31, 2021 and 2020 is as follows:

(in thousands of $)	2021	2020
Frontline	2,604	—
UFC	—	3
SwissMarine	281	—
Seatankers	5,751	—
Credit loss allowance	(21)
	8,615	3

A summary of short-term balances owed to related parties as of December 31, 2021 and 2020 is as follows:

(in thousands of $)	2021	2020
CCL	2,378	1,440
Frontline	—	322
Seatankers	—	60
TFG Marine	6,563	2,424
Other	4,993	619
	13,934	4,865

As of December 31, 2021 and December 31, 2020, receivables and payables with related parties mainly comprise unpaid fees for services rendered from and to related parties. In addition to the balances stated above, we have recorded operating lease liabilities and finance lease liabilities related to the eight vessels chartered from SFL. Refer to Note 11, "Operating Leases", and Note 19, "Finance Leases", for additional information.
We have periodically issued share options as disclosed in Note 27, "Share Options", of these consolidated financial statements.